Income Tax	12 Months Ended
Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Income Tax
32.	INCOME TAX
a.	Income tax recognized in profit or loss

The major components of income tax expense were as follows:

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)
Current tax
Current tax expenses recognized for the year	$6,736	$7,996	$8,271
Income tax on unappropriated earnings	(346)	(60)	(2,070)
Income tax adjustments on prior years	(22)	(2)	7
Others	15	10	8
	6,383	7,944	6,216
Deferred tax
Deferred tax expense recognized for the year	1,404	(101)	208
Income tax adjustments on prior years	—	6	19
Change in tax rate	—	—	(38)
	1,404	(95)	189
Income tax expense recognized in profit or loss	$7,787	$7,849	$6,405

Reconciliation of accounting profit and income tax expense was as follows:

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)
Income before income tax	$49,413	$48,009	$44,986
Income tax expense calculated at the statutory rate (17% in 2016 and 2017, and 20% in 2018)	$8,400	$8,162	$8,997
Nondeductible income and expenses in determining taxable income	5	34	227
Unrecognized deductible temporary differences	(9)	(1)	1
Unrecognized loss carryforwards	12	10	21
Tax-exempt income	(25)	(87)	(580)
Additional income tax under Alternative Minimum Tax Act	—	—	46
Income tax on unappropriated earnings	(346)	(60)	(2,070)
Investment credits	(234)	(212)	(204)
Change in tax rate	—	—	(38)
Effect of different tax rates of group entities operating in other jurisdictions	(8)	(2)	(15)
Income tax adjustments on prior years	(22)	4	26
Others	14	1	(6)
Income tax expense recognized in profit or loss	$7,787	$7,849	$6,405

In 2016 and 2017, the applicable tax rate used above is the corporate tax rate of 17% payable by the entities subject to the Income Tax Act of the Republic of China.

Income Tax Act in the ROC was amended in February 2018 and the corporate income tax rate is adjusted from 17% to 20%.  Such amendment is effective from 2018.  In addition, the rate of the corporate surtax applicable to 2018 unappropriated earnings is reduced from 10% to 5%.  The applicable tax rate used by subsidiaries in China is 25%, and tax rates used by other entities in the Company operating in other jurisdictions are based on the tax laws in those jurisdictions.

b.	Income tax benefit recognized in other comprehensive income

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
		(In Millions)
Deferred tax
Remeasurement on defined benefit plan	$(347)	$(344)	$(243)
Change in tax rate	—	—	(207)
Unrealized gain or loss on available-for-sale financial assets	(2)	(3)	—
Total income tax benefit recognized in other comprehensive income	$(349)	$(347)	$(450)

c.	Current tax assets and liabilities

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Current tax assets
Tax refund receivable (included in other current assets - other)	$2	$—
Current tax liabilities
Income tax payable	$8,674	$6,221

d.	Deferred income tax assets and liabilities

The movements of deferred income tax assets and liabilities were as follows:

For the year ended December 31, 2016

	January 1, 2016	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2016
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred Income Tax Assets
Temporary differences
Defined benefit obligation	$1,206	$(179)	$347	$1,374
Allowance for doubtful receivables over quota	169	61	—	230
Share of profits of associates and joint ventures accounted for using equity method	325	5	—	330
Deferred revenue	136	(19)	—	117
Impairment loss on property, plant and equipment	44	78	—	122
Valuation loss on inventory	33	(13)	—	20
Estimated warranty liabilities	18	1	—	19
Accrued award credits liabilities	22	(2)	—	20
Property, plant and equipment	2	—	—	2
Unrealized foreign exchange loss, net	18	(18)	—	—
Others	40	(6)	—	34
	2,013	(92)	347	2,268
Loss carryforwards	48	6	—	54
	$2,061	$(86)	$347	$2,322

	January 1, 2016	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2016
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred Income Tax Liabilities
Temporary differences
Defined benefit obligation	$(1)	$(1,268)	$—	$(1,269)
Land value incremental tax	(95)	—	—	(95)
Intangible assets	(43)	3	—	(40)
Deferred revenue for award credits	(2)	(44)	—	(46)
Unrealized foreign exchange gain, net	(1)	(9)	—	(10)
Valuation gain or loss on financial instruments, net	(5)	—	2	(3)
Others	(1)	—	—	(1)
	$(148)	$(1,318)	$2	$(1,464)

For the year ended December 31, 2017

	January 1, 2017	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2017
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred Income Tax Assets
Temporary differences
Defined benefit obligation	$1,374	$5	$344	$1,723
Allowance for doubtful receivables over quota	230	59	—	289
Share of profits of associates and joint ventures accounted for using equity method	330	1	—	331
Deferred revenue	117	(11)	—	106
Impairment loss on property, plant and equipment	122	(10)	—	112
Valuation loss on inventory	20	3	—	23
Estimated warranty liabilities	19	3	—	22
Accrued award credits liabilities	20	(5)	—	15
Trade-in right	—	15	—	15
Property, plant and equipment	2	—	—	2
Unrealized foreign exchange loss, net	—	17	—	17
Others	34	(5)	—	29
	2,268	72	344	2,684
Loss carryforwards	54	(8)	—	46
	$2,322	$64	$344	$2,730

	January 1, 2017	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2017
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred Income Tax Liabilities
Temporary differences
Defined benefit obligation	$(1,269)	$4	$—	$(1,265)
Land value incremental tax	(95)	—	—	(95)
Intangible assets	(40)	1	—	(39)
Deferred revenue for award credits	(46)	17	—	(29)
Unrealized foreign exchange gain or loss, net	(10)	10	—	—
Valuation gain or loss on financial instruments, net	(3)	(1)	3	(1)
Others	(1)	—	—	(1)
	$(1,464)	$31	$3	$(1,430)

For the year ended December 31, 2018

	January 1, 2018	Effect of Retrospective Application of IFRS 9 (Note 5)	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2018
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Deferred Income Tax Assets
Temporary differences
Defined benefit obligation	$1,723	$—	$134	$450	$2,307
Allowance for doubtful receivables over quota	289	—	146	—	435
Share of profits of associates and joint ventures accounted for using equity method	331	—	58	—	389
Deferred revenue	106	—	5	—	111
Impairment loss on property, plant and equipment	112	—	(19)	—	93
Valuation loss on inventory	23	—	65	—	88
Estimated warranty liabilities	22	—	4	—	26
Accrued award credits liabilities	15	—	(1)	—	14
Trade-in right	15	—	(5)	—	10
Property, plant and equipment	2	—	—	—	2
Unrealized foreign exchange loss, net	17	—	(16)	—	1
Others	29	—	8	—	37
	2,684	—	379	450	3,513
Loss carryforwards	46	—	(5)	—	41
	$2,730	$—	$374	$450	$3,554

	January 1, 2018	Effect of Retrospective Application of IFRS 9 (Note 5)	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2018
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Deferred Income Tax Liabilities
Temporary differences
Defined benefit obligation	$(1,265)	$—	$(567)	$—	$(1,832)
Land value incremental tax	(95)	—	—	—	(95)
Intangible assets	(39)	—	7	—	(32)
Deferred revenue foraward credits	(29)	—	(2)	—	(31)
Unrealized foreign exchange gain, net	—	—	(1)	—	(1)
Valuation gain or loss on financial instruments, net	(1)	1	—	—	—
Others	(1)	—	—	—	(1)
	$(1,430)	$1	$(563)	$—	$(1,992)

e.	Items for which no deferred income tax assets have been recognized

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Loss carryforwards
Expire in 2019	$138	$136
Expire in 2020	42	41
Expire in 2021	9	12
Expire in 2022	11	10
Expire in 2023	—	9
Expire in 2024	—	2
Expire in 2025	13	15
Expire in 2026	—	8
Expire in 2027	2	3
Expire in 2028	—	1
	$215	$237
Deductible temporary differences	$2	$1

f.	Information about unused loss carryforwards

As of December 31, 2018, unused loss carryforwards was as follows:

Remaining Creditable Amount	Expiry Year
NT$ (In Millions)
$136	2019
41	2020
22	2021
11	2022
9	2023
2	2024
33	2025
12	2026
3	2027
8	2028
$277

g.	Income tax examinations

Income tax returns of Chunghwa have been examined by the tax authorities through 2015.  Income tax returns of Aval, CHSI, CHPT, HHI, SHE, and CHST have been examined by the tax authorities through 2016.  Income tax returns of SENAO, CHIEF, CHI, LED, Unigate, CLPT, SFD, CHYP, CHTSC, ISPOT, Youth, Youyi and SENYOUNG have been examined by the tax authorities through 2017.